Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions

12 – Related Party Transactions

As of September 30, 2024 and December 31, 2023, related-party transactions consisted of the issuance   and repayment of the Notes. See Note 6 – “Stockholder Promissory Notes” in this Quarterly Report for additional information about the Notes.

14. Related Party Transactions

As of December 31, 2023 and December 31, 2022, related party transactions consisted of the Notes (see Note 8, Stockholder Promissory Notes).

As of December 31, 2023 and December 31, 2022, related party transactions consisted of accounts payables liability to board members for 2022 board compensation in the amount of $0 and $100,000, respectively.